Financial Risk and Capital Management - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 66,615	¥ 63,575
Impairment provision on individual basis	1,805	3,559
Impairment provision	626	494
Loss allowance	2,431	4,053	¥ 4,771	¥ 2,023
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	58,382	55,957
Impairment provision on individual basis	¥ 3	¥ 50
Weighted - average loss rate	0.10%	0.10%
Impairment provision	¥ 30	¥ 80
Loss allowance	33	130
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,534	3,082
Impairment provision on individual basis	¥ 11	¥ 80
Weighted - average loss rate	0.40%	0.30%
Impairment provision	¥ 24	¥ 9
Loss allowance	35	89
Between 1 and 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	127	496
Impairment provision on individual basis	¥ 24	¥ 52
Weighted - average loss rate	10.70%	7.40%
Impairment provision	¥ 11	¥ 33
Loss allowance	35	85
Between 2 and 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	411	723
Impairment provision on individual basis	¥ 48	¥ 547
Weighted - average loss rate	45.50%	35.20%
Impairment provision	¥ 165	¥ 62
Loss allowance	213	609
Over 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,161	3,317
Impairment provision on individual basis	¥ 1,719	¥ 2,830
Weighted - average loss rate	89.60%	63.70%
Impairment provision	¥ 396	¥ 310
Loss allowance	¥ 2,115	¥ 3,140